Recent accounting pronouncements	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Recent accounting pronouncements
Recent accounting pronouncements

Accounting standards and amendments adopted

IFRS 16, Leases - Impact of adoption January 1, 2019

IFRS 16, Leases eliminates the classification of leases as either operating or finance leases for lessees and introduces a single lessee model which requires the lessee to recognize assets and liabilities for all leases with a term of longer than 12 months, with the exception of low-value assets. The Company adopted IFRS 16 effective January 1, 2019, using the modified retrospective approach. As a result, comparative information has not been restated and is accounted for under IAS 17, Leases.

Upon transition to IFRS 16, on January 1, 2019, the Company recognized right-of-use assets and initial lease liabilities totalling $8 million. The lease liabilities have remaining terms of between 1 and 15 years and are discounted at borrowing rates ranging from 5% to 13%. The following table outlines the difference between operating lease commitments immediately preceding the date of initial adoption and lease liabilities recognized on the Consolidated Balance Sheet at adoption:

$

Future minimum lease payments under operating leases at December 31, 2018	8,422
Initial recognition of contracts	1,435
Commitments relating to short-term and low-value leases	(757)
Undiscounted lease payments at January 1, 2019	9,100
Effect of discounting at January 1, 2019	(1,565)
Lease liabilities arising on initial application of IFRS 16	7,535

The Company applied the following practical expedients in the adoption of IFRS 16:

•	Applied the exception not to recognize right-of-use assets for leases with a term of 12 months or less remaining at January 1, 2019;

•	For contracts previously determined to contain a finance lease under IAS 17, used the carrying amount of the right-of-use asset and lease liability determined under IAS 17;

•	Excluded initial direct costs from measuring right-of-use assets at the date of initial application; and

•	For certain classes of assets, the Company has elected to account for both the lease and non-lease components as a single lease component.